Income Tax Expense (Details) - Schedule of prima-facie tax on loss before income tax expense - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Prima Facie Tax on Loss Before Income Tax Expense [Abstract]
Loss before income tax	$ (13,862,503)	$ (6,585,626)	$ (10,543,548)
Income tax expenses on loss before income tax at 30%	4,158,751	1,975,688	3,163,064
Difference in overseas tax rates	1,265,854	(401,475)	(148,299)
Less the tax effect of:
Tax losses and temporary differences for the year for which no deferred tax is recognized	(5,424,605)	(1,574,213)	(3,014,765)
Income tax expenses